Drilling rigs,drillships, machinery and equipment, net (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Balance	$ 6,207,633	$ 5,777,025
Cost
Property, Plant and Equipment [Line Items]
Balance	6,578,940	4,968,397
Additions / Transfer from drillships under construction	752,432	1,610,543
Depreciation	0	0
Balance	7,331,372	6,578,940
Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(801,915)	(568,935)
Additions / Transfer from drillships under construction	0	0
Depreciation	(321,824)	(232,980)
Balance	(1,123,739)	(801,915)
Net Book Value
Property, Plant and Equipment [Line Items]
Balance	5,777,025	4,399,462
Additions / Transfer from drillships under construction	752,432	1,610,543
Depreciation	(321,824)	(232,980)
Balance	$ 6,207,633	$ 5,777,025